New Policies, Standards, Interpretations, And Amendments	12 Months Ended
Dec. 31, 2022
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Policies, Standards, Interpretations, And Amendents
NOTE 6.
NEW
POLICIES, STANDARDS, INTERPRETATIONS, AND AMENDMENTS
The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective. The Company determined that the following amendments may have an impact on future financial statements:
IAS 1 Presentation of Financial Statements (“IAS 1”)
In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements, in which it provides guidance and examples to help a company apply materiality judgements to accounting policy disclosures. The amendments seek to help a company provide more useful accounting policy disclosures by replacing the requirement for a company to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies, as well as add guidance on how a business applies the concept of materiality in making decisions about accounting policy disclosures. The company will now have to consider both the size of the transactions, other events or conditions, and the nature of them. ‘Material’ is a defined term in IFRS and is more widely understood by users of financial statements.

In October 2022, the IASB issued amendments to clarify that the classification of liabilities as current or non-current is based solely on a company’s right to defer settlement for at least twelve months at the reporting date. The Right needs to exist at the reporting date and must have substance. In addition to the amendment from January 2020 where the IASB issued amendments to IAS 1, to provide a more general approach to the presentation of liabilities as current or non-current, only covenants with which a company must comply on or before the reporting date may affect this right. Covenants to be complied with after the reporting date do not affect the classification of a liability as current or non-current at the reporting date.
These amendments are effective January 1, 2024 and are to be applied retrospectively. Management has not yet determined the impact this amendment will have on the Company.
IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors (“IAS 8”)
Effective January 1, 2023, the definition of accounting estimates will be amended under IAS 8. Under the amended definition, a change in an input or a change in a measurement technique are changes in accounting estimates if they do not result from the correction of prior period errors. The amendment further clarifies that accounting estimates are monetary amounts in the financial statements subject to measurement uncertainty.
Under the prior definition, IAS 8 stated that a change in accounting estimates specified that changes in accounting estimates may result from new information or new developments. Therefore, such changes are not corrections of errors.
This amendment will impact changes in accounting policies and changes in accounting estimates made after the amendment is adopted by the Company.

IAS 12 Income Taxes (“IAS 12”)
In May 2021, the IASB issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences. The amendment is effective January 1, 2023, and clarifies how a business should account for deferred tax related to assets and liabilities arising from a single transaction.
Under the amendments, the initial recognition exception does not apply to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. It only applies if the recognition of a related asset and liability give rise to taxable and deductible temporary differences that are not equal.
Management believes these amendments will have no impact on th
e Comp
any.